Accounts Receivable, Net - Schedule of Accounts Receivable Net of Allowance for Doubtful Accounts (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Accounts Receivable Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	$ 1,010,098	$ 791,737	$ 514,176
Within 30 days [Member]
Schedule of Accounts Receivable Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	862,743	676,237	427,346
Between 31 and 60 days [Member]
Schedule of Accounts Receivable Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	92,073	72,169	45,916
Between 61 and 90 days [Member]
Schedule of Accounts Receivable Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	33,073	25,923	10,563
More than 90 days [Member]
Schedule of Accounts Receivable Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	$ 22,209	$ 17,408	$ 30,351